Unaudited Interim Condensed Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 15,080,471	$ 19,003,784
Restricted cash	114,888	108,549
Trade receivables	748,456	58,176
Other receivables	1,055,742	289,874
Inventories, net	1,036,322	740,045
Total current assets	18,035,879	20,200,428
Non-current assets
Property, plant and equipment, net	119,524	99,581
Right-of-use assets	419,715	435,497
Total non-current assets	539,239	535,078
Total assets	18,575,118	20,735,506
Current liabilities
Trade payables	399,143	255,983
Other payables	1,036,347	1,903,613
Lease liabilities	239,888	212,851
Total current liabilities	1,675,378	2,372,447
Non-current liabilities
Governmental liabilities on grants received	1,567	1,424
Employee benefits	246,716	234,133
Lease liabilities	187,156	224,297
Financial liability	5,042,658	9,079,707
Total non-current liabilities	5,478,097	9,539,561
Total liabilities	7,153,475	11,912,008
Net assets	11,421,643	8,823,498
Equity
Issued capital	64,450,857	60,145,100
Reserves	7,779,609	2,794,750
Accumulated losses	(60,808,823)	(54,116,352)
Total equity	$ 11,421,643	$ 8,823,498